DEBT OBLIGATIONS	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
DEBT OBLIGATIONS
DEBT OBLIGATIONS
Debt obligations consist of the following (dollars in thousands):

	September 30,
	2016	2015
Mortgages payable	$621,382	$475,312
Junior subordinated notes	37,400	37,400
Deferred mortgage costs	(6,275)	(5,327)
Total debt obligations	$652,507	$507,385

Mortgage Payable
At September 30, 2016, $621,382,000 of mortgage debt (including $27,052,000 classified as held for sale) is outstanding on the Trust's 33 multi-family properties and one commercial property with a weighted average interest rate of 3.98% and a weighted average remaining term to maturity of seven years. Scheduled principal repayments for the next five years and thereafter are as follows (dollars in thousands):

Year Ending September 30,	Scheduled Principal Payments
2017	$5,649
2018	6,828
2019	127,067
2020	32,431
2021	46,683
Thereafter	402,724
$621,382

During the twelve months ended September 30, 2016, the Trust incurred the following fixed rate mortgage debt in connection with the following acquisitions (dollars in thousands):

Location	Closing Date	Acquisition Mortgage Debt	Interest Rate	Interest only period	Maturity Date
LaGrange, GA	11/18/15	$16,051	4.36%	-	February 2022
Katy,TX	1/22/16	30,750	4.44%	60 months	February 2026
Macon,GA	2/01/16	11,200	4.39%	24 months	February 2026
Southaven, MS	2/29/16	28,000	4.24%	60 months	March 2026
San Antonio, TX (1)	5/06/16	26,400	3.61%	23 months	May 2023
Dallas,TX	5/11/16	27,938	4.01%	24 months	May 2028
Columbia,SC	5/31/16	12,934	4.28%	36 months	June 2026
Atlanta, GA	8/15/16	27,375	3.97%	36 months	August 2026
Southaven,MS	9/01/16	30,564	3.73%	60 months	September 2026
San Antonio, TX (1)	9/16/16	27,000	4.05%	36 months	September 2026
		$238,212

(1) Debt is fixed rate by use of an interest rate swap.
During the twelve months ended September 30, 2016, the Trust obtained supplemental fixed rate financing as set forth in the table below (dollars in thousands):

Location	Closing Date	Supplemental Mortgage Debt	Interest Rate	Maturity Date
Pensacola, FL	10/13/15	$3,194	4.92%	March 2022
Atlanta, GA	11/10/15	5,000	4.93%	July 2021
Houston, TX	2/09/16	3,865	4.94%	August 2021
Huntsville,AL	4/15/16	2,650	5.29%	November 2023
		$14,709

Junior Subordinated Notes
At September 30, 2016 and 2015 the Trust's junior subordinated notes had an outstanding principal balance of $37,400,000. At September 30, 2016, the interest rate on the outstanding balance is three month LIBOR +2.00% or 2.76%.
The junior subordinated notes require interest only payments through the maturity date, at which time repayment of all outstanding principal and interest is due. Interest expense for each of the years ended September 30, 2016, 2015 and 2014, which includes amortization of deferred costs, was $1,510,000, $1,853,000 and $1,853,000, respectively.